ABSOLUTE CAPITAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2020
1
Absolute Funds
Shares Security Description Value
Common Stock - 48.1%
Communication Services - 7.8%
644 Alphabet, Inc., Class A
(a)
$ 913,224
482 Alphabet, Inc., Class C
(a)
681,360
1,262 Charter Communications, Inc., Class A
(a)
643,671
8,051 Discovery, Inc., Class C
(a)
155,062
5,564 Facebook, Inc., Class A
(a)
1,263,417
5,363 Motorola Solutions, Inc. 751,517
34,255 ViacomCBS, Inc. 798,827
5,207,078
Consumer Discretionary - 13.0%
278 Amazon.com, Inc.
(a)
766,952
419 Booking Holdings, Inc.
(a)
667,190
17,513 CarMax, Inc.
(a)(b)
1,568,289
8,157 del Taco Restaurants, Inc.
(a)
48,371
6,640 Expedia Group, Inc. 545,808
25,365 General Motors Co. 641,735
41,399 Gildan Activewear, Inc. 641,271
10,990 Hasbro, Inc. 823,701
1,195 Las Vegas Sands Corp. 54,420
6,825 Lowe's Cos., Inc. 922,194
6,115 Mohawk Industries, Inc.
(a)
622,262
149 NVR, Inc.
(a)
485,554
3,211 Spark Networks SE, ADR
(a)
10,596
7,873 The Walt Disney Co. 877,918
8,676,261
Consumer Staples - 3.2%
1,385 AMERCO
(a)
418,533
23,291 Philip Morris International, Inc. 1,631,768
1,400 The Kraft Heinz Co. 44,646
2,094,947
Financials - 10.8%
6,990 American Express Co. 665,448
4,940 Aon PLC 951,444
5,577 Berkshire Hathaway, Inc., Class B
(a)
995,550
25,289 CBRE Group, Inc., Class A
(a)
1,143,568
4,379 Citigroup, Inc. 223,767
4,622 JPMorgan Chase & Co. 434,745
13,299 Northern Trust Corp. 1,055,143
11,056 The Blackstone Group, Inc., Class A 626,433
14,355 The Charles Schwab Corp. 484,338
3,276 Visa, Inc., Class A 632,825
7,213,261
Health Care - 1.7%
2,320 Bausch Health Cos., Inc.
(a)
42,433
4,458 Becton Dickinson and Co. 1,066,666
1,109,099
Industrials - 5.1%
16,418 Jacobs Engineering Group, Inc. 1,392,246
1,550 Lockheed Martin Corp. 565,626
37,148 Quanta Services, Inc. 1,457,316
3,415,188
Information Technology - 6.5%
5,482 Apple, Inc. 1,999,834
2,675 Autodesk, Inc.
(a)
639,833
11,118 Covetrus, Inc.
(a)
198,901
10,308 GoDaddy, Inc., Series A
(a)
755,886
12,324 SS&C Technologies Holdings, Inc. 696,059
4,290,513
Total Common Stock (Cost $28,143,169) 32,006,347
Shares Security Description Value
Money Market Fund - 44.1%
29,313,948 BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.11%
(c)
(Cost $29,313,948) 29,313,948

ABSOLUTE CAPITAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2020
2
Absolute Funds
Contracts Security Description Strike Price Exp. Date
Notional Contract
Value Value
Purchased Options - 1.6%
Call Options Purchased - 1.4%
47 AbbVie, Inc. $ 87.50 01/22 $ 411,250 $ 78,842
2 Alphabet, Inc. 1000.00 01/22 200,000 96,000
16 Becton Dickinson and Co. 230.00 01/22 368,000 60,560
42 Bristol-Myers Squibb Co. 60.00 01/22 252,000 28,980
48 Bristol-Myers Squibb Co. 45.00 01/22 216,000 75,240
65 CVS Health Corp. 57.50 01/22 373,750 76,635
30 JPMorgan Chase & Co. 90.00 01/22 270,000 51,600
72 Occidental Petroleum Corp. 30.00 01/22 216,000 23,760
51 Omnicom Group, Inc. 50.00 01/21 255,000 45,135
4,196 SPDR S&P 500 ETF Trust 320.00 07/20 134,272,000 209,800
31 The PNC Financial Services Group, Inc. 100.00 01/22 310,000 63,767
39 United Parcel Service, Inc. 95.00 01/22 370,500 86,892
69 Walgreens Boots Alliance, Inc. 37.50 01/22 258,750 64,688
Total Call Options Purchased (Premiums Paid $1,009,052) 961,899
Put Options Purchased - 0.2%
277 iShares 20+ Year Treasury Bond ETF 137.00 01/21 4,505,128 27,561
242 SPDR S&P 500 ETF Trust 290.00 07/20 7,462,312 242
1,197 SPDR S&P 500 ETF Trust 290.00 07/20 36,910,692 84,987
Total Put Options Purchased (Premiums Paid $577,544) 112,790
Total Purchased Options (Premiums Paid $1,586,596) 1,074,689
Investments, at value - 93.8% (Cost $59,043,713) $ 62,394,984
Total Written Options - (10.5)% (Premiums Received $(6,783,760)) (6,968,645)
Other Assets & Liabilities, Net - 16.7% 11,084,647
Net Assets - 100.0% $ 66,510,986

ABSOLUTE CAPITAL OPPORTUNITIES FUND
SCHEDULE OF CALL AND PUT OPTIONS WRITTEN (Unaudited)
June 30, 2020
3
Absolute Funds
Contracts Security Description Strike Price Exp. Date
Notional Contract
Value Value
Written Options - (10.5)%
Call Options Written - (10.5)%
(24) CarMax, Inc. $ 105.00 01/21 $ 214,920 $ (14,400)
(51) Omnicom Group, Inc. 70.00 01/21 278,460 (7,013)
(506) SPDR S&P 500 ETF Trust 300.00 07/20 15,603,016 (630,476)
(1,426) SPDR S&P 500 ETF Trust 270.00 09/20 43,972,136 (6,240,176)
(31) The PNC Financial Services Group, Inc. 135.00 01/22 326,151 (24,025)
(69) Walgreens Boots Alliance, Inc. 50.00 01/22 292,491 (27,600)
Total Call Options Written (Premiums Received $(6,750,668)) (6,943,690)
Put Options Written - 0.0%
(46) Johnson & Johnson 135.00 10/20 621,000 (24,955)
Total Put Options Written (Premiums Received $(33,092)) (24,955)
Total Written Options - (10.5)% (Premiums Received $(6,783,760)) $ (6,968,645)

ABSOLUTE CAPITAL OPPORTUNITIES FUND
NOTES TO SCHEDULES OF INVESTMENTS AND CALL AND PUT OPTIONS WRITTEN (Unaudited)
June 30, 2020
4
Absolute Funds
The following is a summary of the inputs used to value the Fund's investments and other financial instruments and liabilities as of June 30, 2020.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the
Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
* Other Financial Instruments are derivatives not reflected in the Schedule of Investments, such as written options, which are reported at their market value at period end.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS
WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION
ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.
ADR American Depositary Receipt
ETF Exchange Traded Fund
PLC Public Limited Company
(a) Non-income producing security.
(b) Subject to call option written by the Fund.
(c) Dividend yield changes daily to reflect current market conditions.
Rate was the quoted yield as of June 30, 2020.
Level 1 Level 2 Level 3 Total
Assets
Investments at Value
Common Stock
Communication Services $ 5,207,078 $ – $ – $ 5,207,078
Consumer Discretionary 8,676,261 – – 8,676,261
Consumer Staples 2,094,947 – – 2,094,947
Financials 7,213,261 – – 7,213,261
Health Care 1,109,099 – – 1,109,099
Industrials 3,415,188 – – 3,415,188
Information Technology 4,290,513 – – 4,290,513
Money Market Fund – 29,313,948 – 29,313,948
Purchased Options 331,634 743,055 – 1,074,689
Investments at Value $ 32,337,981 $ 30,057,003 $ – $ 62,394,984
Total Assets $ 32,337,981 $ 30,057,003 $ – $ 62,394,984
Liabilities
Other Financial Instruments*
Written Options (6,898,252) (70,393) – (6,968,645)
Total Liabilities $ (6,898,252) $ (70,393) $ – $ (6,968,645)